American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
April 30, 2026

One Choice Portfolio: Moderate - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 41.6%
Focused Dynamic Growth Fund Investor Class	473,743	37,762,067
Focused Large Cap Value Fund Investor Class	17,689,230	194,581,535
Growth Fund Investor Class	1,713,493	97,823,301
Heritage Fund Investor Class	3,883,780	80,743,796
Large Cap Equity Fund Investor Class	4,112,751	204,527,112
Mid Cap Value Fund Investor Class	5,144,548	81,386,752
Select Fund Investor Class	106,400	14,098,018
Small Cap Growth Fund Investor Class	516,446	11,873,082
Small Cap Value Fund Investor Class	1,187,257	11,872,570
		734,668,233
Domestic Fixed Income Funds — 26.6%
Core Plus Fund Investor Class	26,255,185	241,022,597
High Income Fund Investor Class	4,240,694	36,894,038
Inflation-Adjusted Bond Fund Investor Class	9,467,949	101,591,098
Short Duration Fund Investor Class	7,216,022	70,789,179
Short Duration Inflation Protection Bond Fund Investor Class	1,757,345	18,592,710
		468,889,622
International Equity Funds — 22.7%
Emerging Markets Fund Investor Class	4,192,322	76,258,330
Global Real Estate Fund Investor Class	3,214,199	47,602,281
International Growth Fund Investor Class	8,269,639	114,451,804
International Small-Mid Cap Fund Investor Class	3,229,406	41,142,630
International Value Fund Investor Class	7,086,543	86,172,359
Non-U.S. Intrinsic Value Fund Investor Class	3,384,994	35,813,234
		401,440,638
International Fixed Income Funds — 8.3%
Emerging Markets Debt Fund Investor Class	3,931,785	37,076,730
Global Bond Fund Investor Class	12,608,963	109,193,619
		146,270,349
Money Market Funds — 0.8%
U.S. Government Money Market Fund Investor Class	13,872,223	13,872,223
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,404,317,817)		1,765,141,065
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,765,141,065

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV per share.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$33,394	$2,933	$718	$2,153	$37,762	474	$(8)	$2,633
Focused Large Cap Value Fund	147,762	46,240	2,519	3,099	194,582	17,689	75	19,407
Growth Fund	95,704	48,675	38,983	(7,573)	97,823	1,713	(5,714)	19,161
Heritage Fund	102,825	14,645	15,861	(20,865)	80,744	3,884	2,168	14,645
Large Cap Equity Fund	221,844	40,336	34,046	(23,607)	204,527	4,113	6,209	40,336
Mid Cap Value Fund	99,144	10,086	24,906	(2,937)	81,387	5,145	2,902	10,086
Select Fund	14,401	1,249	1,527	(25)	14,098	106	481	1,249
Small Cap Growth Fund	23,765	1,289	11,525	(1,656)	11,873	516	2,845	1,289
Small Cap Value Fund	23,840	2,243	12,323	(1,887)	11,873	1,187	1,982	2,244
Core Plus Fund	269,430	10,395	48,389	9,587	241,023	26,255	(8,569)	9,217
High Income Fund	18,945	18,409	258	(202)	36,894	4,241	(5)	1,407
Inflation-Adjusted Bond Fund	108,107	2,130	11,122	2,476	101,591	9,468	(1,025)	2,130
Short Duration Fund	72,154	2,380	3,798	53	70,789	7,216	(213)	2,380
Short Duration Inflation Protection Bond Fund	18,845	507	823	64	18,593	1,757	44	507
Emerging Markets Fund	77,658	10,021	29,973	18,552	76,258	4,192	8,060	845
Global Real Estate Fund	43,697	1,335	2,953	5,523	47,602	3,214	137	1,335
International Growth Fund	103,513	15,680	6,023	1,281	114,451	8,270	1,006	3,681
International Small-Mid Cap Fund	39,955	740	5,574	6,022	41,143	3,229	494	740
International Value Fund	70,306	17,674	11,822	10,014	86,172	7,087	2,262	6,091
Non-U.S. Intrinsic Value Fund	42,257	3,775	11,341	1,122	35,813	3,385	989	3,775
Emerging Markets Debt Fund	38,269	1,779	4,597	1,626	37,077	3,932	(415)	1,779
Global Bond Fund	116,773	4,202	12,258	477	109,194	12,609	(1,859)	4,202
U.S. Government Money Market Fund	—	13,872	—	—	13,872	13,872	—	187
	$1,782,588	$270,595	$291,339	$3,297	$1,765,141	143,554	$11,846	$149,326
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.